Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Business combinations completed in 2017 and 2016 are presented in Table 2.1. There were no new acquisitions during 2018. As of December 31, 2018, we had no pending acquisitions.

Table 2.1: Business Combinations Activity

Name of acquisition	Location	Type of business	Date	Total assets (in millions)
2017:
Golden Capital Management, LLC	Charlotte, NC	Asset Management	July 1	$83

2016:
GE Railcar Services	Chicago, IL	Railcar and locomotive leasing	January 1	$4,339
GE Capital’s Commercial Distribution Finance and Vendor Finance Businesses	North America, Asia, Australia / New Zealand and EMEA	Specialty Lending	March 1, July 1, August 1 & October 1	32,531
Analytic Investors, LLC	Los Angeles, CA	Asset Management	October 1	106
				$36,976